As filed with the Securities and Exchange Commission on May 28, 2010
                                                                                                                                         Registration Nos. 33-54126
                                                                                                                                                                       811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

                   Pre-Effective Amendment No.                                         ☐

                  Post-Effective Amendment No. 90                                  ☒

                        and

                            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

                             Amendment No. 94                                              ☒
     _______________________________

BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-882-0052
_______________________________

Anne F. Ackerley
BlackRock Funds III
55 East 52nd Street
New York, New York 10055
 (Name and Address of Agent for Service)
_______________________________

With copies  to:

John MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Andrew Josef, Esq. BlackRock Institutional Trust Company, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on June 25, 2010 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 90 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 94 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until  June 25, 2010, the effectiveness of the registration statement for the CoreAlpha Bond Fund Class S shares  (the “Fund”), filed in Post-Effective Amendment No. 72 on May 13, 2009, pursuant to paragraph (a) of Rule 485 under the Securities Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act as follows:

PEA No.	Date Filed	Automatic Effective Date
73	July 24, 2009	August 17, 2009
74	August 14, 2009	September 1, 2009
75	August 31, 2009	September 30, 2009
76	September 29, 2009	October 29, 2009
77	October 28, 2009	November 27, 2009
79	November 25, 2009	December 21, 2009
80	December 18, 2009	January 11, 2010
82	January 8, 2010	February 7, 2010
83	February 5, 2010	March 7, 2010
85	March 5, 2010	April 4, 2010
86	April 1, 2010	May 1, 2010
89	April 30, 2010	May 30, 2010

This Post-Effective Amendment No. 90 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 28th day of May 2010.

                            BLACKROCK FUNDS III

                            By    /s/ Anne F. Ackerley
                             Anne F. Ackerley
                           President and Chief Executive Officer
                                     (Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ Anne F. Ackerley	President and Chief Executive Officer (Chief Executive Officer)	May 28, 2010
Anne F. Ackerley

	/s/ Neal J. Andrews	Chief Financial Officer	May 28, 2010
Neal J. Andrews

	Richard S. Davis*	Trustee	May 28, 2010
Richard S. Davis

	Henry Gabbay*	Trustee	May 28, 2010
Henry Gabbay

	David O. Beim*	Trustee	May 28, 2010
David O. Beim

	Ronald W. Forbes*	Trustee	May 28, 2010
Ronald W. Forbes

	Dr. Matina S. Horner*	Trustee	May 28, 2010
Dr. Matina S. Horner

	Rodney D. Johnson*	Trustee	May 28, 2010
Rodney D. Johnson

	Herbert I. London*	Trustee	May 28, 2010
Herbert I. London

	Cynthia A. Montgomery*	Trustee	May 28, 2010
Cynthia A. Montgomery

	Joseph P. Platt, Jr.*	Trustee	May 28, 2010
Joseph P. Platt, Jr.

	Robert C. Robb, Jr.*	Trustee	May 28, 2010
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee	May 28, 2010
Toby Rosenblatt

	Kenneth L. Urish*	Trustee	May 28, 2010
Kenneth L. Urish

	Frederick W. Winter*	Trustee	May 28, 2010
Frederick W. Winter

*By:	/s/ Edward B. Baer		May 28, 2010
Edward B. Baer (Attorney-In-Fact)

*
Powers of Attorney, each dated December 3, 2009, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter are incorporated by reference to Post-Effective Amendment No. 84, filed March 2, 2010.